SCUDDER
                                                                     INVESTMENTS

Supplement to the prospectus for the following fund:

Scudder Worldwide 2004 Fund
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The following people handle the day-to-day management of the fund:

  Alex Tedder                            Matthias Knerr
  Managing Director of Deutsche Asset    CFA, Director, Deutsche Asset
  Management and  Lead Manager of        Management and Manager of the fund.
  the fund.                               o Joined Deutsche Asset
   o Joined Deutsche Asset Management       Management in 1995.
     in 1994 and the fund in 2002.        o Head of the Capital Goods Global
   o Head of International Select Equity    Sector Team: London.
     strategy; portfolio manager and      o Portfolio manager for EAFE Equities
     analyst for Core EAFE strategy:        and Global Equities.
     London.                             Sangita Uberoi
   o Previously managed European         CFA, Director, Deutsche Asset
     equities and responsible for        Management and Manager of the fund.
     insurance sector with 4 years of     o Joined Deutsche Asset Management
     experience at Schroder                 in 1994.
     Investment Management.               o Head of the Global Equity Research
   o MA, Freiburg University.               Team for Consumer Goods, Retail and
  Clare Gray                                Leisure Sector: London.
  CFA, Director of Deutsche Asset         o Portfolio manager for EAFE Equities.
  Management and Manager of the fund.     o Previous experience includes two
   o Joined Deutsche Asset Management in    years in equity research and
     1993 and the fund in 2002.             investments at Lehman Brothers &
   o Portfolio manager with primary         Smith Barney.
     focus on European markets and
     senior  analyst covering global
     telecommunications: London.
   o Previous experience includes three
     years of experience in
     international investments and
     corporate finance with Citicorp
     Securities.




               Please Retain This Supplement for Future Reference

March 1, 2004
W2004